Investments (Details 2) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total cash and cash equivalents	$ 44,913	$ 26,410	$ 24,452	$ 29,037	$ 24,912	$ 18,439
Cash equivalents [Member]
Total cash and cash equivalents	36,688	24,336		28,122
Cash [Member]
Total cash and cash equivalents	$ 8,225	$ 2,074		$ 915